Income Taxes - Components of Net Deferred Tax Amounts (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Allowance for doubtful accounts	$ 465	$ 262
Accrued expenses	99	209
Net operating loss	1,573	17,935
Research and experimentation credits	0	1,349
Stock-based compensation	2,967	2,446
Interest	1,195	1,072
Deferred revenue	62	91
Unrealized exchange gain	0	1
Leases	726	1,560
Other credits	14	51
Total deferred tax assets	7,101	24,976
Valuation allowance	(2,873)	(18,256)
Deferred tax assets, net of valuation allowance	4,228	6,720
Deferred tax liabilities:
Property and equipment	1,787	846
Prepaid expenses	646	574
Leases	894	1,686
Intangibles	1,852	6,478
Total deferred tax liabilities	5,179	9,584
Net deferred tax liability	$ (951)	$ (2,864)